Statements of Cash Flows - Summary of Significant Non-cash Transactions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cash Flow Statement [Abstract]
Reclassification of advance payments to intangible assets	₩ 120
Increase of accounts payables due to software purchasing	33	₩ 226
Additions of right-of-use assets	₩ 2,637